Schedule of financial assets and liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Other payables and accrued expenses		$ 18,503
Cash On Hand [member]
IfrsStatementLineItems [Line Items]
Cash on hand		1
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 1,444,818	650,041	$ 1,175,868	$ 737,548
Financial liabilities	9,721,599	8,141,155	7,527,236	5,143,329
Alps Life Science Inc [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Cash on hand	572,775	45,528	341,356	74,016
Alps Life Science Inc [Member] | Other Receivables and Deposits [member]
IfrsStatementLineItems [Line Items]
Cash on hand	463,325	267,146	309,308	200,920
Alps Life Science Inc [Member] | Amount due from associates [member]
IfrsStatementLineItems [Line Items]
Cash on hand	111	18,435		2,145
Alps Life Science Inc [Member] | Cash and bank balances [member]
IfrsStatementLineItems [Line Items]
Cash on hand	408,607	318,932	525,204	460,467
Alps Life Science Inc [Member] | Trade payables [member]
IfrsStatementLineItems [Line Items]
Other payables and accrued expenses	415,995	321,350	470,553	175,599
Alps Life Science Inc [Member] | Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Other payables and accrued expenses	1,436,313	864,910	1,044,002	849,451
Alps Life Science Inc [Member] | Amount due to directors [member]
IfrsStatementLineItems [Line Items]
Other payables and accrued expenses	7,090,060	5,972,257	5,201,137	3,610,711
Alps Life Science Inc [Member] | Hire purchase liabilities [member]
IfrsStatementLineItems [Line Items]
Other payables and accrued expenses			3,098	7,260
Alps Life Science Inc [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other payables and accrued expenses	779,231	961,875	808,446	500,308
Alps Life Science Inc [Member] | Amount due to associates [member]
IfrsStatementLineItems [Line Items]
Other payables and accrued expenses		$ 20,763
Alps Global Holding Pubco [Member] | Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Other payables and accrued expenses	9,033		6,303
Alps Global Holding Pubco [Member] | Cash On Hand [member]
IfrsStatementLineItems [Line Items]
Cash on hand	$ 1		$ 1